Income Tax (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 10, 2020	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2019
Income Tax [Abstract]
Income tax provision (benefit)	$ 3,474	$ 461	$ (615)	$ (1,958)	$ 3,727	$ (214)	$ 1,236	$ 2,441
U.S. federal statutory rate			21.00%	21.00%	21.00%		21.00%	21.00%